Derivatives and Hedging Activities (Fair Value of Derivative Instruments in Consolidated Balance Sheets) (Detail) - Foreign Exchange Contract - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative assets designated as Hedging Instrument	¥ 42	¥ 426
Derivative assets not designated as Hedging Instrument	23	107
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivatives liabilities designated as hedging instruments	777	416
Derivatives liabilities not designated as hedging instruments	¥ 1,342	¥ 809